Equity	12 Months Ended
Jun. 30, 2011
Equity
11.	Equity

Retirement benefit plan activity for Retained earnings in 2009 includes $3,391 related to the adoption of new accounting rules for split dollar insurance arrangements and $2,106 related to the adoption of the measurement date provision of pension accounting rules.

The balance of Accumulated other comprehensive (loss) in Shareholders’ equity is comprised of the following:

	2011	2010
Foreign currency translation	$316,010	$(187,746)
Retirement benefit plans	(766,159)	(1,019,762)
Other	(841)	(1,053)

The balance of Accumulated other comprehensive (loss) income in Noncontrolling interests relates to foreign currency translation and amounted to $26,844 and $18,519, at June 30, 2011 and June 30, 2010, respectively.

Share Repurchases - The Company has a program to repurchase its common shares. Under the program, the Company is authorized to repurchase an amount of common shares each fiscal year equal to the greater of 7.5 million shares or five percent of the shares outstanding as of the end of the prior fiscal year. Repurchases are funded primarily from operating cash flows and commercial paper borrowings, and the shares are initially held as treasury stock. The number of common shares repurchased at the average purchase price follows:

	2011	2010	2009
Shares repurchased	8,008,926	441,118	7,557,284
Average price per share	$86.54	$56.67	$59.25